Inventories (Tables)	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Schedule of inventories
	2016	2017
	$ in thousands	$ in thousands

Raw materials	684	442
Work in progress	430	317
Finished goods	709	259

	1,823	1,018